UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JF China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Cleary, Gottlieb Steen & Hamilton

1 Liberty Plaza

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2011 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted)
CHINA (33.2%)
Auto Components (0.0%) (g)
Changfeng Axle (China) Co., Ltd. (a)	302,000	32,963

Commercial Banks (9.7%)
China Citic Bank Corp. Ltd., ‘H’ (a)	1,692,600	702,044
China Construction Bank Corp., ‘H’	7,056,330	4,340,322
Industrial & Commercial Bank of China, ‘H’	5,844,930	2,867,148

		7,909,514

Construction Materials (1.7%)
Asia Cement China Holdings Corp.	848,000	340,838
China National Building Material Co., Ltd., ‘H’	1,156,000	999,034

		1,339,872

Containers & Packaging (0.1%)
Greatview Aseptic Packaging Co., Ltd. (a)	281,000	84,076

Diversified Telecommunication Services (1.1%)
China Telecom Corp. Ltd., ‘H’	1,400,000	891,697

Energy Equipment & Services (1.1%)
China Oilfield Services Ltd., ‘H’	682,000	882,780

Food & Staples Retailing (0.8%)
Beijing Jingkelong Co., Ltd., ‘H’	248,000	223,243
Lianhua Supermarket Holdings Co., Ltd., ‘H’	279,000	397,681

		620,924

Food Products (1.4%)
Want Want China Holdings Ltd.	1,284,000	1,167,363

Hotels, Restaurants & Leisure (1.6%)
Sands China Ltd. (a)	535,600	1,282,018

Insurance (3.6%)
China Pacific Insurance Group Co., Ltd., ‘H’	253,600	740,864
PICC Property & Casualty Co., Ltd., ‘H’	728,000	792,747
Ping An Insurance Group Co. of China Ltd., ‘H’	241,000	1,367,876

		2,901,487

Internet Software & Services (3.0%)
Tencent Holdings Ltd.	116,500	2,456,442

Metals & Mining (0.7%)
Aluminum Corp. of China Ltd., ‘H’	608,000	271,700
Hidili Industry International Development Ltd.	1,065,000	313,179

		584,879

Multiline Retail (2.8%)
Intime Department Store Group Co., Ltd.	783,000	875,765
Maoye International Holdings Ltd. (a)	975,000	204,080
Parkson Retail Group Ltd.	507,000	617,848
Springland International Holdings Ltd.	907,000	603,315

		2,301,008

Oil, Gas & Consumable Fuels (3.4%)
China Petroleum & Chemical Corp., ‘H’	1,904,000	1,877,741
Yanzhou Coal Mining Co., Ltd., ‘H’	416,000	914,544

		2,792,285

Real Estate Management & Development (1.8%)
Agile Property Holdings Ltd.	502,000	331,985
China Vanke Co., Ltd.,’B’	1,276,435	1,106,394

		1,438,379

Specialty Retail (0.4%)
China ZhengTong Auto Services Holdings Ltd. (a)	401,000	360,454

TOTAL CHINA		27,046,141

HONG KONG (32.8%)
Auto Components (0.6%)
Minth Group Ltd.	490,000	449,264

Capital Markets (0.2%)
Guotai Junan International Holdings Ltd.	614,000	125,364

Commercial Banks (2.4%)
BOC Hong Kong Holdings Ltd.	351,500	753,788
Chong Hing Bank Ltd.	150,000	268,511
Dah Sing Financial Holdings Ltd.	168,500	471,698
Wing Hang Bank Ltd.	59,082	481,007

		1,975,004

Consumer Finance (0.2%)
Public Financial Holdings Ltd.	436,000	169,083

Containers & Packaging (1.0%)
AMVIG Holdings Ltd.	1,404,000	796,887

Distributors (0.6%)
Dah Chong Hong Holdings Ltd.	475,000	495,287

Electric Utilities (2.0%)
Power Assets Holdings Ltd.	208,500	1,602,425

Gas Utilities (1.1%)
China Resources Gas Group Ltd.	682,000	924,817

Hotels, Restaurants & Leisure (1.2%)
REXLot Holdings Ltd.	7,650,000	461,708
SJM Holdings Ltd.	289,000	523,268

		984,976

Industrial Conglomerates (2.4%)
Jardine Matheson Holdings Ltd.	26,628	1,222,225
NWS Holdings Ltd.	313,000	417,205
Shun Tak Holdings Ltd.	890,000	324,576

		1,964,006

Insurance (2.7%)
AIA Group Ltd.	776,000	2,222,154

Machinery (0.5%)
EVA Precision Industrial Holdings Ltd.	1,418,000	356,895

Oil, Gas & Consumable Fuels (3.5%)
CNOOC Ltd.	1,718,000	2,867,966

Real Estate Management & Development (9.5%)
Cheung Kong Holdings Ltd.	221,000	2,429,257
China Overseas Land & Investment Ltd.	482,000	700,650
China Resources Land Ltd.	606,000	660,675

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2011 (Unaudited) (continued)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK — continued
Real Estate Management & Development — continued
Hang Lung Properties Ltd.	475,000	1,427,306
Kerry Properties Ltd.	217,500	699,640
Midland Holdings Ltd.	518,000	216,183
Wharf Holdings Ltd.	319,400	1,595,482

		7,729,193

Specialty Retail (1.6%)
Emperor Watch & Jewellery Ltd.	2,720,000	331,818
Hengdeli Holdings Ltd.	1,256,000	437,085
IT Ltd.	518,000	325,937
Luk Fook Holdings International Ltd.	75,000	223,438

		1,318,278

Wireless Telecommunication Services (3.3%)
China Mobile Ltd.	271,000	2,683,065

TOTAL HONG KONG		26,664,664

TAIWAN (28.3%)
Airlines (0.4%)
Eva Airways Corp.	491,700	328,338

Chemicals (4.3%)
China Petrochemical Development Corp.	617,100	669,242
Formosa Chemicals & Fibre Corp.	426,000	1,112,703
Formosa Plastics Corp.	420,000	1,125,972
Oriental Union Chemical Corp.	460,000	567,547

		3,475,464

Commercial Banks (3.6%)
E.Sun Financial Holding Co., Ltd.	2,195,504	1,087,846
First Financial Holding Co., Ltd.	1,179,000	766,011
Mega Financial Holding Co., Ltd.	1,519,920	1,064,817

		2,918,674

Communications Equipment (1.7%)
HTC Corp.	63,250	1,421,698

Computers & Peripherals (2.0%)
Catcher Technology Co., Ltd.	167,000	980,902
Foxconn Technology Co., Ltd.	191,100	620,801

		1,601,703

Construction Materials (0.8%)
Taiwan Cement Corp.	618,947	668,199

Diversified Financial Services (1.4%)
Fubon Financial Holding Co., Ltd.	1,068,877	1,125,872

Electronic Equipment, Instruments & Components (2.0%)
Largan Precision Co., Ltd.	33,700	792,876
TPK Holding Co., Ltd. (a)	43,050	815,089

		1,607,965

Food & Staples Retailing (1.2%)
President Chain Store Corp.	166,000	945,070

Real Estate Management & Development (1.7%)
Huaku Development Co., Ltd.	325,370	698,251
Prince Housing & Development Corp.	904,700	651,621

		1,349,872

Semiconductors & Semiconductor Equipment (8.9%)
Advanced Semiconductor Engineering, Inc.	1,937,640	1,684,904
Kinsus Interconnect Technology Corp.	233,000	768,384
MediaTek, Inc.	19,000	210,419
Taiwan Semiconductor Manufacturing Co., Ltd.	2,013,057	4,623,921

		7,287,628

Textiles, Apparel & Luxury Goods (0.3%)
Pou Chen Corp.	351,000	254,540

TOTAL TAIWAN		22,985,023

INVESTMENT COMPANY HONG KONG (4.2%)
JF China Pioneer A-Share Fund (a)	150,387	3,461,910

TOTAL INVESTMENTS (98.5% of Net Assets) (Cost $88,443,049)		80,157,738

Other assets in excess of liabilities (1.5% of Net Assets)		1,207,295

NET ASSETS (100.0%)		81,365,033

As of September 30, 2011, aggregate cost for Federal income tax purposes was $88,443,049. The aggregate unrealized loss for all securities is as follows

Excess of market value over cost	6,285,551
Excess of cost over market value	(14,570,862)

Net unrealized loss	(8,285,311)

NOTES TO PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(g)	Amount rounds to less than 0.1%.
B	Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock Exchange.
H	Chinese security traded on Hong Kong Stock Exchange.

JF China Region Fund, Inc.

INVESTMENT PORTFOLIO

AT SEPTEMBER 30, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Investment Portfolio:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$80,157,738	$—	$—	$80,157,738

(a)	Portfolio holdings designated as Level 1 are disclosed individually in the Investment Portfolio. Please refer to the Investment Portfolio for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JF China Region Fund, Inc.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JF China Region Fund, Inc.
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JF China Region Fund, Inc.
November 28, 2011

/s/ Michael J. James
Michael J. James
Treasurer and Principal Financial Officer of the JF China Region Fund, Inc.
November 28, 2011